As filed with the Securities and Exchange Commission on May 13, 2011
Securities Act File No. 333-81209
Investment Company Act File No. 811-09397

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.
Post-Effective Amendment No. 16	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 17	☑
THE GABELLI UTILITIES FUND
(Exact Name of Registrant as Specified in Charter)
One Corporate Center, Rye, New York 10580-1422
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: 1-800-422-3554
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and Address of Agent for Service)
Copies to:

Bruce N. Alpert	Richard T. Prins, Esq.
The Gabelli Utilities Fund	Skadden, Arps, Slate, Meagher & Flom
One Corporate Center	Four Times Square, 30th Floor
Rye, New York 10580-1422	New York, New York 10036
It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to paragraph (b); or
☑	on May 13, 2011, pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on [ ] pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on [ ] pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Exhibit Index
EX-101 INSTANCE DOCUMENT
EX-101 SCHEMA DOCUMENT
EX-101 CALCULATION LINKBASE DOCUMENT
EX-101 LABELS LINKBASE DOCUMENT
EX-101 PRESENTATION LINKBASE DOCUMENT
EX-101 DEFINITION LINKBASE DOCUMENT

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, THE GABELLI UTILITIES FUND, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York, on the 13th day of May, 2011.

THE GABELLI UTILITIES FUND
By:	/s/ Bruce N. Alpert
Bruce N. Alpert
President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 16 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Mario J. Gabelli*	Chairman of the Board	May 13, 2011
Mario J. Gabelli

/s/ Bruce N. Alpert	President	May 13, 2011
Bruce N. Alpert	(Principal Executive Officer)

/s/ Agnes Mullady	Treasurer	May 13, 2011
Agnes Mullady	(Principal Financial and Accounting Officer)

Anthony J. Colavita*	Trustee	May 13, 2011
Anthony J. Colavita

Vincent D. Enright*	Trustee	May 13, 2011
Vincent D. Enright

Mary E. Hauck*	Trustee	May 13, 2011
Mary E. Hauck

Kuni Nakamura*	Trustee	May 13, 2011
Kuni Nakamura

Werner J. Roeder*	Trustee	May 13, 2011
Werner J. Roeder

*By:	/s/ Bruce N. Alpert Bruce N. Alpert
Attorney-in-Fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase